Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting Table Abstract
Schedule of information segment
	Gujia	MM Global	Unallocated	Total
Year Ended December 31, 2019
REVENUE	$161,832	$38,965	$-	$200,797

GROSS PROFIT	$70,942	$38,965	$-	$109,907

NET LOSS	$(1,135,238)	$(36,418)	$(1,071,578)	$(2,243,234)

DEPRECIATION AND AMORTIZATION	$25,839	$-	$-	$25,839
CAPITAL EXPENDITURE	$129,800	$-	$-	$129,800

Year Ended December 31, 2018
REVENUE	$26,882	$-	$-	$26,882

GROSS PROFIT	$10,574	$-	$-	$10,574

NET LOSS	$(1,584,950)	$-	$(764,052)	$(2,349,002)

DEPRECIATION AND AMORTIZATION	$27,311	$-	$-	$27,311
CAPITAL EXPENDITURE	$23,863	$-	$-	$23,863

As of December 31, 2019
TOTAL ASSETS	$2,652,162	$153,581	$3,402,802	$6,208,545
As of December 31, 2018
TOTAL ASSETS	$303,569	$-	$59,319	$362,888